Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [Abstract]
Borrowings
Borrowings	as of December 31, 2016 and 2017 are as follows:

	2016
	Interest rate (%)	Amount
Borrowings in won:
Borrowings from Bank of Korea	0.50~0.75	~~W~~	2,669,027
Others	0.00~5.00		7,582,778

			10,251,805

Borrowings in foreign currency:
Overdraft due to banks	0.00		152,589
Borrowings from banks	0.24~3.95		3,717,391
Others	1.02~1.86		1,947,650

			5,817,630

Call money	0.10~10.00		1,130,476
Bills sold	0.65~1.52		12,427
Bonds sold under repurchase agreements	0.30~6.29		8,082,626
Bond issuance costs			(723)

		~~W~~	25,294,241

	2017
	Interest rate (%)	Amount
Borrowings in won:
Borrowings from Bank of Korea	0.50~0.75	~~W~~	2,913,045
Others	0.00~5.00		9,585,511

			12,498,556

Borrowings in foreign currency:
Overdraft due to banks	0.00		128,634
Borrowings from banks	0.10~12.50		3,737,366
Others	0.00~7.90		1,295,572

			5,161,572

Call money	0.00~6.20		856,813
Bills sold	0.65~3.26		13,605
Bonds sold under repurchase agreements	0.00~6.00		9,056,232
Bond issuance costs			(168)

		~~W~~	27,586,610